Restructuring charges (Tables)	12 Months Ended
Mar. 31, 2018
Restructuring and Related Activities [Abstract]
Changes in Accrued Restructuring Charges

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2015	36,721	—	14,196	50,917
Restructuring costs	27,401	1,828	7,298	36,527
Non-cash charges	—	(1,828)	—	(1,828)
Cash payments	(40,261)	—	(11,232)	(51,493)
Adjustments	(1,330)	—	1,473	143

Balance at March 31, 2016	22,531	—	11,735	34,266
Restructuring costs	9,854	42,717	7,142	59,713
Non-cash charges	—	(42,717)	—	(42,717)
Cash payments	(19,759)	—	(8,871)	(28,630)
Adjustments	(992)	—	(839)	(1,831)

Balance at March 31, 2017	11,634	—	9,167	20,801
Restructuring costs	18,999	2,233	1,147	22,379
Non-cash charges	—	(2,233)	—	(2,233)
Cash payments	(9,950)	—	(6,352)	(16,302)
Adjustments	(1,197)	—	226	(971)

Balance at March 31, 2018	19,486	—	4,188	23,674

*	Significant asset impairments excluded from restructuring charges are described in Note 13.

Total Costs Incurred in Connection with Restructuring Programs by Segment

Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2016
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	15	120	135	—	135
Music	1,501	367	1,868	—	1,868
Pictures	1,594	7	1,601	5	1,606
Home Entertainment & Sound	1,181	26	1,207	—	1,207
Imaging Products & Solutions	78	126	204	—	204
Mobile Communications	17,259	3,669	20,928	710	21,638
Semiconductors	(11)	(102)	(113)	—	(113)
Financial Services	—	—	—	—	—
All Other and Corporate	5,784	4,913	10,697	1,017	11,714

Total	27,401	9,126	36,527	1,732	38,259

	Yen in millions
	Fiscal year ended March 31, 2017
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	225	6	231	—	231
Music	2,116	1,474	3,590	—	3,590
Pictures	2,467	—	2,467	—	2,467
Home Entertainment & Sound	68	684	752	—	752
Imaging Products & Solutions	563	77	640	—	640
Mobile Communications	516	172	688	138	826
Semiconductors	4	(13)	(9)	—	(9)
Financial Services	—	—	—	—	—
All Other and Corporate	3,895	47,459	51,354	364	51,718

Total	9,854	49,859	59,713	502	60,215

	Yen in millions
	Fiscal year ended March 31, 2018
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	—	—	—	—	—
Music	6,358	272	6,630	—	6,630
Pictures	2,922	—	2,922	—	2,922
Home Entertainment & Sound	846	6	852	—	852
Imaging Products & Solutions	530	94	624	—	624
Mobile Communications	2,008	18	2,026	0	2,026
Semiconductors	28	—	28	—	28
Financial Services	—	—	—	—	—
All Other and Corporate	6,307	2,990	9,297	26	9,323

Total	18,999	3,380	22,379	26	22,405

*	Other associated costs includes non-cash write-downs and disposals, net